OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2023
OPERATING LEASE
Schedule of components of lease expenses

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in thousands)
Operating lease expenses	116,091	162,448	182,591
Short-term lease expenses	2,177	1,947	4,424
Total	118,268	164,395	187,015

Schedule of supplemental balance sheet information related to operating lease

	As of December 31,
	2022	2023
	RMB	RMB
	(in thousands)
Right-of-use assets, net	289,628	282,612

Operating lease liabilities, current	151,438	155,014
Operating lease liabilities, non-current	143,591	125,079
Total operating lease liabilities	295,029	280,093

	As of December 31,
	2022	2023
Weighted average remaining lease term (in years)	2.60	2.05
Weighted average discount rate	4.81%	4.77%

Schedule of supplemental cash flow information related to operating lease

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in thousands)
Cash paid for amounts included in the measurement of operating lease liabilities	102,154	154,626	184,101
Right-of-use assets obtained in exchange for operating lease liabilities	274,358	139,968	248,325

Schedule of maturities of lease liabilities

As of
December 31,
2023
RMB
(in thousands)
2024	158,723
2025	113,895
2026	20,894
2027	455
Thereafter	—
Total undiscounted lease payments	293,967
Less: imputed interest	(13,874)
Total operating lease liabilities	280,093